Employee and Director Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended													12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Supplemental Executive Retirement Plan [Member] Participant	Dec. 31, 2012 Supplemental Executive Retirement Plan [Member]	Dec. 31, 2011 Supplemental Executive Retirement Plan [Member]	Dec. 31, 2013 Split-Dollar Life Insurance [Member]	Dec. 31, 2012 Split-Dollar Life Insurance [Member]	Dec. 31, 2013 Employee Stock Ownership Plan [Member]	Dec. 31, 2012 Employee Stock Ownership Plan [Member]	Dec. 31, 2011 Employee Stock Ownership Plan [Member]	Dec. 31, 2013 Employee Stock Ownership Plan [Member] Line of Credit [Member]	Sep. 30, 2010 Employee Stock Ownership Plan [Member] Line of Credit [Member]	Dec. 31, 2013 Employee Stock Ownership Plan [Member] Line of Credit Two [Member]	Jun. 30, 2013 Employee Stock Ownership Plan [Member] Line of Credit Two [Member]	Dec. 31, 2013 Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Eligible to make elective age	18 years
Associate minimum service period make elective deferrals	1 year
Associate minimum hours of service period make elective deferrals	1000 hours
Percentage of employee deferrals vested	100.00%
Annual contribution to plan	$ 317,281	$ 323,545	$ 306,673
Employee contributions	100.00%
Defined contribution plan maximum annual contribution per employee for first compensation slab percentage	50.00%
Employee contributions that excess compensation	3.00%															5.00%
Employee contributions are not in excess compensation																3.00%
Employee stock ownership plan purchased									293,216
Employee stock ownership plan purchased proceed from loan									1,200,000
Loan repayment, years									18 years
Loan repaid, interest									8.00%
Outstanding loan									329,980
Number of years cliff vesting schedule									3 years
Line of credit	62,400,000												500,000		500,000
Total unallocated shares purchased from the open market from advance proceeds	56,565	90,260										151,563		59,457
Advances under line of credit												499,999		159,750
Outstanding balance of loan												499,999		159,750
Unused balance of line of credit														340,250
Percentage of compensation									2.00%
Expenses connection with ESOP									223,283	209,434	219,657
Shares held by ESOP									480,639
Liability set aside for total allocated shares, fair value									1,700,000
Shares unallocated									259,891
Shares unallocated with a fair value									927,811
Fixed monthly benefit payments				10 years
Provision expensed for benefits				336,800	266,800	266,800
Liability accrued for compensation deferred under the plan				2,800,000	2,400,000
Provision expensed for benefits due to new participants				70,000
Number of participants				2
Interest in cash surrender value of policies							100.00%
Expense income associated with policies							$ 63,732	$ 56,458